Investments accounted for using the equity method - Disclosure of aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Net profit/(loss)	€ 491	€ 264	[1]	€ 737	[1]
Other comprehensive income	(219)	(12)		(39)
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	(50)	13		22
Net profit/(loss)	(50)	13		22
Other comprehensive income	(11)	0		13
Total Other comprehensive (loss)/income	(61)	13		35
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	233	(152)		168
Net profit/(loss)	233	(152)		168
Other comprehensive income	(265)	(47)		(72)
Total Other comprehensive (loss)/income	€ (32)	€ (199)		€ 96

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information